Related Party Transactions (Details) - Schedule of outstanding at the reporting date in relation to transactions with related parties	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Current payables:
Payables to related parties	$ 25,667	$ 17,437	$ 3,667